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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

                    Commission File Number of issuing entity:
                                  333-131211-11

                      GMACM HOME EQUITY LOAN TRUST 2006-HE4
            (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                            GMAC MORTGAGE CORPORATION
                            -------------------------
               (Exact name of sponsor as specified in its charter)

                     New York                                      None
------------------------------------------------           ---------------------
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

   c/o GMAC Mortgage Corporation, as Servicer
                 100 Witmer Road

                Horsham, PA 19044                                 19044
------------------------------------------------           --------------------
    (Address of principal executive offices of                 (Zip Code)
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Title of Class   Registered/reported pursuant to (check one)             Name of
                                                                        exchange
                                                                     (If Section
                                                                         12(b))
                             Section       Section    Section 15(d)
                              12(b)         12(g)
Mortgage Pass Through
Certificates,  Series
2006-HE4, in the classes
specified herein             [___]          [___]         [ X ]         ________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE4 (the "Notes") dated September 25, 2006, and related Prospectus dated August 9, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2006-HE4 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2 and Class A-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On the closing date of the issuance of the Notes, the Class A-1 VPRN Notes, the Class A-2 VPRN Notes and the Class A-3 VPRN Notes were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.


ITEM 8 - OTHER INFORMATION.

GMAC Mortgage Corporation, a Pennsylvania corporation, the sponsor and the servicer, is expected to merge into a Delaware limited liability company on or about October 17, 2006.

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   September 2006 Monthly Statement to Noteholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.1 Servicing Agreement, dated as of September 27, 2006, among GMAC Mortgage Corporation, as servicer, the GMACM Home Equity Loan Trust 2006-HE4, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 10,
     2006).

Exhibit 4.2 Trust Agreement, dated as of September 27, 2006, between Residential Asset Mortgage Products, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 10,
     2006).

Exhibit 4.3 Indenture, dated as of September 27, 2006, between the GMACM Home Equity Loan Trust 2006-HE4, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 10, 2006).

Exhibit 10.1 Mortgage Loan Purchase Agreement, dated as of September 27, 2006, among GMAC Mortgage Corporation, as seller and servicer, Walnut Grove Mortgage Loan Trust 2003-A, as seller, Residential Asset Mortgage Products, Inc., as purchaser, GMACM Home Equity Loan Trust 2006-HE4, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 10, 2006).

Exhibit 10.2 The Financial Guaranty Insurance Policy, dated as of September 27, 2006, Policy No. 48573, issued by MBIA Insurance Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 10, 2006).

Exhibit 99.1   September 2006 Monthly Statement to Noteholders



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                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  October 25, 2006



                                    GMACM Home Equity Loan Trust 2006-HE4
                                    (Issuing entity)

                                    By:  GMAC Mortgage Corporation, as Servicer


                                            By:  /s/ Jeff Demshock
                                                 Name:   Jeff Demshock
                                                 Title:  Limited Signing Officer


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                          EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS